Long-Term Rental and Utility Deposits and Other Deposits	12 Months Ended
Aug. 31, 2025
Long-Term Rental and Utility Deposits and Other Deposits [Abstract]
LONG-TERM RENTAL AND UTILITY DEPOSITS AND OTHER DEPOSITS

9. LONG-TERM RENTAL AND UTILITY DEPOSITS AND OTHER DEPOSITS

Long-term rental and utility deposits and other deposits, consisted of the following:

	As of August 31,
	2025	2024
Rental deposits	$308,495	$476,778
Utility and other deposits	154,369	43,267
Total	$462,864	$520,045